TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES

NOTE 10 – TAXES

The Company and its subsidiaries file tax returns separately.

1) Value added tax (“VAT”)

The Company’s subsidiaries’ activities and revenues are not subject to VAT. VAT is typically due on events involving the transfer of taxable goods or the provision of taxable services in Indonesia, except for some goods and services, such as mining or drilling products extracted directly from their sources, for example crude oil, natural gas and geothermal energy.

Nevertheless, the Company’s subsidiaries are classified as VAT Collectors. As the name implies, VAT Collector is required to collect the VAT due from a taxable enterprise (vendor) on the delivery to it of taxable goods or services and to pass the VAT payment directly to the government, rather than to the vendor or the service provider. The VAT Collectors are currently the State Treasury, State Owned Enterprises (Badan Usaha Milik Negara/BUMN) and some of their subsidiaries, and PSC companies such as the Company’s. This means that, although the Company is not subject to VAT, the Company has the obligation to collect the VAT and pay the VAT on behalf of the Company’s vendors to the Indonesian government.

2) Income tax

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, and the profits tax rate for remaining profits will be subjected to 16.5%. The company’s subsidiary WJ Energy was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented. There are no withholding taxes in Hong Kong on remittance of dividends.

Indonesia

GWN, HNE, CNE and HWE are incorporated in Indonesia, which are subject to Indonesia Corporate Income Tax (“CIT”) law. Pursuant to the Indonesia CIT law, Companies engaged in upstream oil and gas typically have to calculate CIT in accordance with their Production Sharing Contracts (in IEC’s case, namely KSO). Given the specific year (2020) in which the KSO was signed, GWN’s KSO operations are subject to a CIT rate of 25%. Unless GWN fully recovers its expenditures, the GWN’s KSO operation are effectively exempted from the application of the CIT. Upon the expiry of the KSO, any unrecovered portion of the Kruh Block oil and gas investment will be deemed as waived by the Company and will not be available for tax deduction purpose for any future earnings. Pursuant to the Indonesia CIT law, a flat CIT rate of 22% applies to net taxable income in Indonesia on FY21 onwards. As of December 31, 2025, 2024 and 2023, the unrecovered expenditures on KSO operations are $9,980,461, $8,684,991 and $6,521,865, respectively.

Pursuant to the Indonesia CIT law, standard CIT rate was adjusted from 25% to 22%. Other Indonesia subsidiaries are subject to a flat standard CIT rate of 22%, on which these subsidiaries would not be eligible for 50% tax discount anymore and therefore should use the standard CIT rate from 2021 onwards.

The components of the income tax provision are:

Years Ended December 31,
	2025	2024	2023
Current income tax expense/(benefit)	$-	$-	$-
Indonesia
Foreign	-	-	-
Total current tax expense/(benefit)	$-	$-	$-

Years Ended December 31,
	2025	2024	2023
Deferred income tax expense/(benefit)	$-	$-	$-
Indonesia
Foreign	-	-	-
Total deferred tax expense/(benefit)	$-	$-	$-

Years Ended December 31,
	2025	2024	2023
Total income tax expense/(benefit)	$-	$-	$-
Indonesia
Foreign	-	-	-
Total income tax expense/(benefit)	$-	$-	$-

The loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	Years Ended December 31,
	2025	2024	2023
Indonesia	$(2,535,516)	$(4,027,285)	$(1,060,197)
Foreign	(2,564,289)	(2,316,256)	(1,582,487)
Total loss before income taxes	$(5,099,805)	$(6,343,541)	$(2,642,684)

The Company has adopted ASU 2023-09 on a retrospective basis. The reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision are as follows:

	Years Ended December 31,
	2025	2024	2023
Income/(loss) before income tax	$(5,099,805)	$(6,343,541)	$(2,642,684)
Indonesia statutory income tax rate	22%	22%	22%
Computed income tax expense/(benefit) with Indonesia statutory income tax rate	(1,121,957)	(1,395,579)	(581,391)
Domestic
Different tax rates for the TAC/KSO operations	(70,516)	(114,102)	(26,433)
Tax exemption for unrecovered expenditures on TAC/KSO operations	413,668	934,206	220,274
Expired NOL	25,629	75,919	-
Change in valuation allowance	189,158	(7,244)	80,856
Foreign tax effects
Cayman
Statutory tax rate difference between Cayman and Indonesia	563,976	506,704	292,876
Other foreign jurisdictions (HK)	42	96	13,818

Total income tax provision	$-	$-	$-

Income tax paid by jurisdiction is as follows:

Years Ended December 31,
	2025	2024	2023
Indonesia	$-	$-	$-
Hong Kong
Cayman	-	-	-
Total income tax paid	$-	$-	$-

The components of the deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2025	2024	2023
Deferred tax assets
Tax loss carry forwards	$306,453	$315,440	356,735
Allowance for credit loss	210,221	4,668	-
Unrealized foreign exchange (gain)/loss	11,683	29,384	-
Operating lease liabilities	210,818	220,410	274,292
Total deferred tax assets, gross	739,175	569,902	631,027
Less: Valuation allowance	(535,646)	(349,492)	(356,735)
Total deferred tax assets, net of valuation allowance	203,529	220,410	274,292
Net off against deferred tax liabilities	(203,529)	(220,410)	(274,292)
Net deferred tax assets	-	-	-

Deferred tax liabilities
Operating lease right-of-use assets	(203,529)	(220,410)	(274,292)
Total deferred tax liabilities	(203,529)	(220,410)	(274,292)
Net off against deferred tax assets	203,529	220,410	274,292
Net deferred tax liabilities	-	-	-

The changes related to valuation allowance are as follows:

	Years Ended December 31,
	2025	2024	2023
Balance at beginning of the year	$349,492	$356,735	$-
Additions	196,156	41,083	356,735
Reversals	(6,998)	(48,326)	-
Foreign exchange translation adjustment	(3,004)	-	-
Balance at end of the year	$535,646	$349,492	$356,735

According to Indonesia tax regulations, the Indonesia enterprise net operating loss can generally carry forward for no longer than five years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. As of December 31, 2025, 2024 and 2023, the Company had total net operating losses (NOL) carry forwards of is $1,065,972, $1,153,764 and $1,342,618, respectively from its subsidiaries in Indonesia. As of December 31, 2025, net operating loss carry forwards from Indonesia will expire in calendar years 2026 through 2030, if not utilized. The NOLs carryforwards of the Company’s subsidiaries in Hong Kong are $374,058, $373,405 and $371,872 as of December 31, 2025, 2024 and 2023, respectively, which can be carried forward without an expiration date. The net operating loss will be carried forward indefinitely under Hong Kong Tax regulations, while the net operating loss began to expire in year 2025 if not utilized under Indonesian Tax regulations.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Group’s history of losses and concluded that it is more likely than not that the Group will not generate future taxable income prior to the expiration of all of net operating losses. Accordingly, as of December 31, 2025, 2024 and 2023, the Company had a valuation allowance against deferred tax assets on tax loss carry forward of $535,646, $349,492 and $356,735, respectively.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025, 2024 and 2023, the Company did not have any unrecognized uncertain tax positions. For the years ended December 31, 2025, 2024 and 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. As of December 31, 2025, the tax years ended December 31, 2019 through 2024 for the Company’s subsidiaries in the Indonesia are generally subject to examination by the Indonesia tax authorities.